Cash and equivalents and marketable securities (Tables)	12 Months Ended
Dec. 31, 2012
Cash and equivalents and marketable securities
Cash, cash equivalents, and short-term investments

	December 31, 2012
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,784			2,784	2,784	—
Time deposits	3,993			3,993	3,963	30
Other short-term investments	15			15	—	15
Debt securities available-for-sale:
—U.S. government obligations	152	8	(1)	159	—	159
—Other government obligations	3	—	—	3	—	3
—Corporate	236	9	—	245	128	117
Equity securities available-for-sale	1,271	12	(1)	1,282	—	1,282

Total	8,454	29	(2)	8,481	6,875	1,606

	December 31, 2011
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,655			1,655	1,655	—
Time deposits	2,986			2,986	2,984	2
Debt securities available-for-sale:
—U.S. government obligations	753	8	—	761	—	761
—Other government obligations	3	—	—	3	—	3
—Corporate	298	8	(1)	305	180	125
Equity securities available-for-sale	50	10	(3)	57	—	57

Total	5,745	26	(4)	5,767	4,819	948

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity

	December 31, 2012
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	128	128	—	—
One to five years	200	210	41	48
Six to ten years	63	69	56	76

Total	391	407	97	124